Accrued Expenses and Deferred Revenue	12 Months Ended
Dec. 31, 2021
Accrued Expenses and Deferred Revenue
Accrued Expenses and Deferred Revenue

Note 28 Accrued Expenses and Deferred Revenue

	December 31,
	2021	2020
Vacation pay liabilities	6,107	4,921
Accrued salaries and Board fees	16,786	8,134
Social security costs	5,492	3,440
Deferred revenue	3,387	—
Accrued expenses for research and development	4,230	14,135
Accrued expenses for administrative and selling	17,551	10,756
Total	53,553	41,386